UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22562

 NAME OF REGISTRANT:                     Barings Global Short Duration
                                         High Yield Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 South Tryon Street
                                         Suite 2500
                                         Charlotte, NC 28202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Corporation Service Company (CSC)
                                         251 Little Falls Drive
                                         Wilmington DE 19808
                                         United States

 REGISTRANT'S TELEPHONE NUMBER:          704-805-7200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Barings Global Short Duration High Yield Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Barings Global Short Duration High Yield Fund
By (Signature)       /s/ Sean Feeley
Name                 Sean Feeley
Title                President
Date                 08/31/2020